Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Commitments And Contingencies [Line Items]
Rental expenses for operating Lease	$ 13,460	$ 11,503	$ 7,327
Unrecognized Tax benefits	$ 15,336	$ 7,439	$ 5,853	$ 13,657